Proforma results of operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Pro forma revenues	$ 23,329,213	$ 45,344,847
Pro forma operating income (loss)	11,477,923	(16,627,266)
Pro forma net income (loss)	$ 11,264,238	$ (11,308,866)